Annual Total Returns - Fidelity Value Discovery K6 Fund [BarChart] - 07.31 Fidelity Value Discovery K6 Fund PRO-06 - Fidelity Value Discovery K6 Fund	Sep. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Value Discovery K6 Fund
Bar Chart Table:
Annual Return 2018	(9.31%)
Annual Return 2019	24.16%
Annual Return 2020	7.86%